Income and Expenses - Summary of Contract Balances (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Contract Balances [Abstract]
Trade and other receivables	₱ 39,916	₱ 35,625
Contract assets	2,278	2,306
Contract liabilities and unearned revenues (Notes 22 and 24)	₱ 17,114	₱ 13,621	₱ 9,571	₱ 8,483